Fixed Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Computer and software	$ 16,700	$ 16,700
Less: accumulated depreciation	(9,500)	(4,600)
Fixed assets, net	$ 7,200	$ 12,100
Computer and software [Member]
Useful lives	3 years